Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies[Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation of property and equipment is charged to operations over the estimated useful lives of the assets based on the following useful lives:

Software	3 years
Vehicles	5 years
Equipment	5 - 10 years
Leasehold improvements	7 years
Furniture and fixtures	7 years